Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2012
Operating Segment Information and Concentrations of Risk [Abstract]
Operating segments and geographic area

	Net Sales to Customers [1] Years Ended 31 March
(Millions of US dollars)	2012	2011	2010

USA & Europe Fibre Cement	$862.0	$814.0	$828.1
Asia Pacific Fibre Cement	375.5	353.0	296.5

Worldwide total	$1,237.5	$1,167.0	$1,124.6

	Income (Loss) Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2012	2011	2010

USA & Europe Fibre Cement 2, [3]	$148.4	$160.3	$208.5
Asia Pacific Fibre Cement[2]	80.3	79.4	58.7
Research and Development[2]	(20.7)	(20.1)	(19.0)

Segments total	208.0	219.6	248.2
General Corporate[4]	(52.5)	(114.9)	(269.2)

Total operating income (loss)	155.5	104.7	(21.0)
Net interest expense[5]	(7.4)	(4.4)	(4.0)
Other income (expense)	3.0	(3.7)	6.3

Worldwide total	$151.1	$96.6	$(18.7)

	Total Identifiable Assets 31 March
(Millions of US dollars)	2012	2011

USA & Europe Fibre Cement	$749.1	$752.0
Asia Pacific Fibre Cement	238.4	235.0
Research and Development	15.6	14.4

Segments total	1,003.1	1,001.4
General Corporate6, [7]	1,306.9	959.2

Worldwide total	$2,310.0	$1,960.6

	Net Sales to Customers [1] Years Ended 31 March
(Millions of US dollars)	2012	2011	2010

USA	$833.9	$789.2	$808.9
Australia	282.4	266.4	214.3
New Zealand	54.4	52.9	50.6
Other Countries	66.8	58.5	50.8

Worldwide total	$1,237.5	$1,167.0	$1,124.6

	Total Identifiable Assets 31 March
(Millions of US dollars)	2012	2011

USA	$748.5	$752.1
Australia	160.5	155.5
New Zealand	43.7	45.8
Other Countries	50.4	48.0

Segments total	1,003.1	1,001.4
General Corporate6, [7]	1,306.9	959.2

Worldwide total	$2,310.0	$1,960.6

[1] Export sales and inter-segmental sales are not significant.

[2] Research and development costs of US$10.1 million, US$9.7 million and US$10.4 million in fiscal years 2012, 2011 and 2010, respectively, were expensed in the USA and Europe Fibre Cement segment. Research and development costs of US$1.6 million, US$1.4 million and US$1.0 million in fiscal years 2012, 2011 and 2010, respectively, were expensed in the Asia Pacific Fibre Cement segment. Research and development costs of US$18.7 million, US$16.9 million and US$15.7 million in fiscal years 2012, 2011 and 2010, respectively, were expensed in the Research and Development segment. The Research and Development segment also included selling, general and administrative expenses of US$2.0 million, US$3.2 million and US$3.3 million in fiscal years 2012, 2011 and 2010, respectively.

Research and development expenditures are expensed as incurred and in total amounted to US$30.4 million, US$28.0 million and US$27.1 million for the years ended 31 March 2012, 2011 and 2010, respectively.

[3] Included in the USA and Europe Fibre Cement segment for the year ended 31 March 2012 is an impairment charge of US$14.3 million.

[4] The principal components of General Corporate are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense net of rental income on the Company’s corporate offices. Included in General Corporate for the year ended 31 March 2012 are unfavourable asbestos adjustments of US$15.8 million, AICF SG&A expenses of US$2.8 million and ASIC expenses of US$1.1 million. Included in General Corporate for the year ended 31 March 2011 are unfavourable asbestos adjustments of US$85.8 million, AICF SG&A expenses of US$2.2 million and a net benefit of US$8.7 million related to the ASIC proceedings. Included in General Corporate for the year ended 31 March 2010 are unfavourable asbestos adjustments of US$224.2 million, AICF SG&A expenses of US$2.1 million and ASIC expenses of US$3.4 million.

[5] The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest (expense) income is AICF interest income of US$3.3 million, US$4.3 million and US$3.3 million in fiscal years 2012, 2011 and 2010, respectively. See Note 11.

[6] The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in General Corporate.

[7] Asbestos-related assets at 31 March 2012 and 2011 are US$825.2 million and US$819.7 million, respectively, and are included in the General Corporate segment.

Summary of gross sales by major customers

	Years Ended 31 March
(Millions of US dollars)	2012		2011		2010
		%		%		%
Customer A	$207.4	16.8%	$208.9	17.9%	$224.4	20.0%
Customer B	135.7	11.0%	134.0	11.5%	144.5	12.8%

	$343.1		$342.9		$368.9